Provisions and other current liabilities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring provisions movements [roll forward]
Cash payments		$ (22,261)	$ (19,838)
Continuing operations [member]
Restructuring provisions movements [roll forward]
Cash payments	$ (16,703)	(14,691)	(12,473)
Restructuring provision
Restructuring provisions movements [roll forward]
Provision at beginning of period	1,131	345	459
Provisions related to discontinued operations	(51)
Additions	658	1,368	328
Cash payments	(816)	(468)	(344)
Releases	(193)	(42)	(54)
Transfers	(57)	(53)	(27)
Currency translation effects	31	(19)	(17)
Provision at end of period	$ 703	1,131	345
Restructuring provision | Continuing operations [member]
Restructuring provisions movements [roll forward]
Additions		1,300	266
Cash payments		(421)	(259)
Releases		(33)	(29)
Transfers		$ (53)	$ (24)